MARKETABLE SECURITIES - Estimated fair Value of the warrants - (Details)	Dec. 31, 2022 Y $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 Y	Dec. 31, 2021	Dec. 31, 2021 D	Dec. 31, 2020 $ / shares D
Share price
MARKETABLE SECURITIES
Measurement input	0.01	0.11
Measurement input		0.11				0.15
Exercise price
MARKETABLE SECURITIES
Measurement input	0.50	0.50
Measurement input		0.50				0.50
Expected life
MARKETABLE SECURITIES
Measurement input	0.02		1.02		1.02	2.0
Expected volatility
MARKETABLE SECURITIES
Measurement input	0.9310			0.8699		1.04
Risk-free interest rate
MARKETABLE SECURITIES
Measurement input	0.0430			0.0025		0.0025
Expected dividend yield
MARKETABLE SECURITIES
Measurement input	0			0